Income Taxes (Details) - Schedule of income before income tax, domestic and foreign - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income before income tax, domestic and foreign [Abstract]
United States	$ (117,761)	$ (96,544)
Foreign	(1,173)	(1,791)
Total	$ (118,934)	$ (98,335)